Pension Plans And Other Post-Retirement Benefits (Schedule Of Accumulated And Projected Benefit Obligations) (Details) (Accumulated Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 237,087	$ 209,459
Fair value of plan assets	$ 148,912	$ 145,524